Reconciliation of Differences between Federal Statutory and Effective Income Tax Rate (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
At statutory rate					$ 3,192	$ 5,976
Non-deductible interest expense					1,777	2,136
State taxes, net of US federal benefit					211	393
Change in valuation allowance					0	0
Change in applicable tax rate						308
Costs associated with possible restructuring					(940)	913
Other					(111)	(208)
Total income tax expense	$ 5	$ (1,764)	$ (51)	$ (131)	$ 4,129	$ 9,518